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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4992

                         MFS HIGH YIELD MUNICIPAL TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2007 - June 30, 2008

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04492
Reporting Period: 07/01/2007 - 06/30/2008
MFS High Yield Municipal Trust









======================== MFS HIGH YIELD MUNICIPAL TRUST ========================


SOUTH LAKE COUNTY FL HOSPITAL DIST REV BD

Ticker:                      Security ID:  838640DB3
Meeting Date: FEB 11, 2008   Meeting Type: Written Consent
Record Date:  DEC 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DEBTOR S PLAN                             None      For        Management
2     WILLOW INVESTMENTS, LLC S PLAN            None      For        Management
3     RONNIE AQUINO S PLAN                      None      For        Management
4     DEBTOR S PLAN                             None      For        Management
5     WILLOW INVESTMENTS, LLC S PLAN            None      For        Management
6     RONNIE AQUINO S PLAN                      None      For        Management

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST


By (Signature and Title) Robert J. Manning
                         ----------------------------------------------
                         Robert J. Manning, Principal Executive Officer

Date: August 26, 2008